Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
As of December 31, 2023, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2024	$111
2025	602
2026	704
2027	3,101
2028	3,141
Thereafter	27,039
Total lease payments	$34,698
Less: imputed interest	14,756
Total lease liabilities	$19,942

Assets And Liabilities, Lessee
The following is a summary of weighted average remaining lease term and discount rate for all of the Company’s operating leases:

	Year Ended December 31,
	2023	2022
Weighted average remaining lease term (years)	12.7	3.5
Weighted average discount rate	7.50%	7.50%

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity	The following future minimum lease payments due to us from the lease agreement at December 31, 2023, is as follows (in thousands)

Year ending December 31,
2024	$155
2025	155
2026	155
2027	155
2028	155
Thereafter	1,088
$1,863